Initial Public Offering (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 22, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 18, 2018
Subsidiary, Sale of Stock [Line Items]
Exercise price								$ 3.04
Offering costs			$ 0	$ 715,840	$ 719,033	$ 21,308	$ 2,342,406
Seven Oaks Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering		$ 258,750,000
Offering costs		$ 3,035,655
Seven Oaks Acquisition Corp | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share			$ 10.00
Exercise price		$ 11.50	11.50		$ 11.50
Initial Public Offering | Seven Oaks Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Number of units sold	25,875,000
Shares Issued, Price Per Share	$ 10.00	$ 10.00	$ 10.00		$ 10.00
Proceeds from issuance initial public offering	$ 258,800,000
Number of shares issuable per warrant			1
Exercise price			$ 11.50
Offering costs	$ 3,100,000
Initial Public Offering | Seven Oaks Acquisition Corp | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1		1
Number of warrants in a unit	0.5		0.5
Number of shares issuable per warrant	1
Exercise price	$ 11.50
Over-allotment option | Seven Oaks Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Number of units sold	3,375,000
Shares Issued, Price Per Share	$ 10.00
Proceeds from issuance of shares	$ 258,800,000
Offering costs	$ 3,100,000